Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Total current income tax expense	$ 6,121	$ 12,649	$ 7,257
Deferred:
Total deferred income tax expense (benefit)	(1,601)	(1,978)	4,148
Income tax expense	4,520	10,671	11,405
Taiwan operations - based on statutory tax rate of 17% [Member]
Current:
Total current income tax expense	2,416	6,451	1,467
Deferred:
Total deferred income tax expense (benefit)	(1,592)	(2,033)	4,527
Taiwan operations - 10% of surtax [Member]
Current:
Total current income tax expense	1,020	5,733	5,405
Deferred:
Total deferred income tax expense (benefit)	119	(1)	(287)
US operations [Member]
Current:
Total current income tax expense	37	107	24
Deferred:
Total deferred income tax expense (benefit)	(22)	10	(18)
China operations [Member]
Current:
Total current income tax expense	280	308	338
Deferred:
Total deferred income tax expense (benefit)	(90)	61	(68)
Korea operations [Member]
Current:
Total current income tax expense	57	43	17
Deferred:
Total deferred income tax expense (benefit)	(16)	(15)	(6)
Japan operations [Member]
Current:
Total current income tax expense	7	7	6
Samoa operations [Member]
Current:
Total current income tax expense	$ 2,304	$ 0	$ 0